Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Available for sale debt securities, fair value	$ 198,030	$ 175,093
Mortgage servicing rights, fair value	2,445	2,482
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale debt securities, fair value	2,798	995
Assets, Total	199,209	96,472
Other Observable Inputs (Level 2)
Assets:
Available for sale debt securities, fair value	195,232	174,098
Assets, Total	204,004	182,291
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale debt securities, fair value	0	0
Assets, Total	1,293,956	1,148,774
Recurring
Assets:
Assets, Total	200,507	177,588
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value	2,798	995
Recurring | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	11,929	8,047
Recurring | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	22,874	22,283
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	58,744	33,789
Recurring | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	90,112	105,616
Recurring | Other debt securities
Assets:
Available for sale debt securities, fair value	10,344	3,053
Recurring | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,229	1,310
Recurring | Equity securities
Assets:
Available for sale debt securities, fair value	32	13
Recurring | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	2,445	2,482
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	2,830	1,008
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	2,798	995
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available for sale debt securities, fair value	32	13
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	195,232	174,098
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	11,929	8,047
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	22,874	22,283
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	58,744	33,789
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	90,112	105,616
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available for sale debt securities, fair value	10,344	3,053
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,229	1,310
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,445	2,482
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	$ 2,445	$ 2,482